Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on November 28, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______	[ ]

Post-Effective Amendment No. 899	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 904	[ X ]

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68154-1150

Attention:  Andrew Rogers

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 513-241-4771 (fax)	James Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2619

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

() immediately upon filing pursuant to paragraph (b).

(X)     on December 5, 2016 pursuant to paragraph (b).

( )       60 days after filing pursuant to paragraph (a)(1).

(  )      on (date) pursuant to paragraph (a)(1).

( )       75 days after filing pursuant to paragraph (a)(2).

(  )      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 874 to its Registration Statement until December 5, 2016. Post-Effective Amendment No. 874 to the Trust’s Registration Statement relates to the Power Momentum Index Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 874 under the Securities Act of 1933 and Amendment No. 880 under the Investment Company Act of 1940, filed on September 30, 2016, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 899 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 28th day of November, 2016.

NORTHERN LIGHTS FUND TRUST

(Registrant)

/s/ Andrew Rogers

By: Andrew Rogers,

President, Trustee and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia*	Trustee	November 28, 2016
Gary Lanzen*	Trustee	November 28, 2016
Anthony Hertl*	Trustee& Chairman	November 28, 2016
Mark Taylor*	Trustee	November 28, 2016
Mark D. Gersten*	Trustee	November 28, 2016
Mark Garbin*	Trustee	November 28, 2016
Andrew Rogers*	President, Principal Executive Officer and Trustee	November 28, 2016
Kevin Wolf*	Treasurer and Principal Accounting Officer	November 28, 2016

By:                                     Date:

/s/ Andrew Rogers      November 28, 2016

Andrew Rogers, President

*Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on April 1, 2011, January 9, 2012, September 27, 2013 and September 1, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 234, No. 346, No. 535, and No. 862, respectively, which are hereby incorporated by reference.